Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Property, plant and equipment at beginning of period	$ 1,352
Property, plant and equipment at end of period	786	$ 1,352
Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	934
Property, plant and equipment at end of period	588	934
Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	417
Property, plant and equipment at end of period	197	417
Cost
Property and equipment
Property, plant and equipment at beginning of period	1,847	262
Additions	994	1,099
Acquisitions through business combinations	68	546
Disposals	(865)	(60)
Disposals through the sale of subsidiaries	(1,147)
Effect of foreign exchange rates	229
Property, plant and equipment at end of period	1,126	1,847
Cost | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	1,277	111
Additions	875	937
Acquisitions through business combinations	64	287
Disposals	(661)	(58)
Disposals through the sale of subsidiaries	(939)
Effect of foreign exchange rates	186
Property, plant and equipment at end of period	802	1,277
Cost | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	570	151
Additions	119	162
Acquisitions through business combinations	4	259
Disposals	(204)	(2)
Disposals through the sale of subsidiaries	(208)
Effect of foreign exchange rates	43
Property, plant and equipment at end of period	324	570
Depreciation/ Amortization
Property and equipment
Property, plant and equipment at beginning of period	(495)	(91)
Depreciation	523	432
Disposals	410	28
Disposals through the sale of subsidiaries	344
Effect of foreign exchange rates	76
Property, plant and equipment at end of period	(340)	(495)
Depreciation/ Amortization | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	(343)	(42)
Depreciation	424	327
Disposals	318	26
Disposals through the sale of subsidiaries	303
Effect of foreign exchange rates	68
Property, plant and equipment at end of period	(214)	(343)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	(152)	(49)
Depreciation	99	105
Disposals	92	2
Disposals through the sale of subsidiaries	41
Effect of foreign exchange rates	8
Property, plant and equipment at end of period	$ (126)	$ (152)